SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2017
Segment Reporting [Abstract]
Schedule of Operating Segment Information
The following data present the revenues, expenditures, assets and other operating data of the Company's operating segments:

	Year ended December 31, 2015
	Products	Projects	Cyber security	Eliminations	Total

Revenues	$30,761	$34,128	$1,596	$(2,749)	$63,736

Depreciation and amortization	$787	$602	$114	$-	$1,503

Operating income (loss), before financial expenses and taxes on income	$6,023	$1,095	$(1,684)	$(1,045)	$4,389
Financial income, net					642
Taxes on income					(1,923)

Net income					$3,108

	Year ended December 31, 2016
	Products	Projects	Video and Cyber security	Eliminations	Total

Revenues	$32,372	$31,823	$5,626	$(1,996)	$67,825

Depreciation and amortization	$632	$512	$596	$-	$1,740

Operating income (loss), before financial expenses and taxes on income	$5,799	$(163)	$(3,383)	$(758)	$1,495
Financial expenses, net					(591)
Tax benefits, net					122

Net income					$1,026
	Year ended December 31, 2017
	Products	Projects	Video and Cyber security	Eliminations	Total

Revenues	$22,301	$34,742	$8,350	$(1,101)	$64,292

Depreciation and amortization	$614	$498	$764	$-	$1,876

Operating income (loss), before financial expenses and taxes on income	$242	$1,762	$(2,830)	$(418)	$(1,244)
Financial expenses, net					(3,961)
Taxes on income					(1,695)

Net loss					$(6,900)
	Year ended December 31, 2016
	Products	Projects	Video and Cyber security	Total

Total long-lived assets	$6,346	$3,198	$12,540	$22,084

	Year ended December 31, 2017
	Products	Projects	Video and Cyber security	Total

Total long-lived assets	$6,374	$3,460	$12,879	$22,713

Schedule of Major Customer Data	Major customer data (percentage of total revenues):
	Year ended December 31,
	2015	2016	2017

Customer A	13.3%	8.6%	10.2%
Customer B	18.1%	11.9%	14.6%

Schedule of Revenues and Long-Lived Assets Within Geographic Areas
The following is a summary of revenues within geographic areas based on end customer's location and long-lived assets:

1.          Revenues:

	Year ended December 31,
	2015	2016	2017

Israel	$12,406	$8,727	$9,599
Europe	7,891	8,330	11,232
North America	17,749	23,467	15,547
South and Latin America	13,443	10,364	13,152
Africa	6,611	7,585	9,370
Others	5,636	9,352	5,392

	$63,736	$67,825	$64,292

2.          Long-lived assets:

	December 31,
	2016	2017

Israel	$3,554	$3,996
Europe	923	1,030
USA	2,860	2,612
Canada	14,081	14,404
Others	666	671

	$22,084	$22,713